STOCK-BASED COMPENSATION - Restricted Stock Units and Performance Stock Units (Details) - $ / shares	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
RSUs
Shares
Balance at beginning of period (shares)		202,000
Granted (shares)	277,000	8,000
Vested (shares)	(304,000)	(78,000)
Forfeited (shares)	(138,000)	(3,000)
Expired (shares)	0
Due to Separation (shares)		(129,000)
Adoption of the 2015 and 2017 plans of the Former Match Group (shares)		3,464,000
Balance at end of period (shares)	3,299,000
Weighted Average Grant Date Fair Value
Balance at beginning of period (USD per share)		$ 132.37
Granted (USD per share)	$ 106.17	295.37
Vested (USD per share)	48.80	104.62
Forfeited (USD per share)	67.99	222.34
Expired (USD per share)	0
Due to Separation (USD per share)		158.27
Adoption of the 2015 and 2017 plans of the Former Match Group (USD per share)		$ 58.52
Balance at end of period (USD per share)	$ 63.02
PSUs
Shares
Balance at beginning of period (shares)		0
Granted (shares)	195,000	0
Vested (shares)	0	0
Forfeited (shares)	0	0
Expired (shares)	0
Due to Separation (shares)		0
Adoption of the 2015 and 2017 plans of the Former Match Group (shares)		355,000
Balance at end of period (shares)	550,000
Weighted Average Grant Date Fair Value
Balance at beginning of period (USD per share)		$ 0
Granted (USD per share)	$ 102.70	0
Vested (USD per share)	0	0
Forfeited (USD per share)	0	0
Expired (USD per share)	0
Due to Separation (USD per share)		0
Adoption of the 2015 and 2017 plans of the Former Match Group (USD per share)		$ 53.00
Balance at end of period (USD per share)	$ 74.59
Market-Based Awards
Shares
Balance at beginning of period (shares)		159,000
Granted (shares)	0	0
Vested (shares)	(111,000)	(53,000)
Forfeited (shares)	(65,000)	0
Expired (shares)	(22,000)
Due to Separation (shares)		(106,000)
Adoption of the 2015 and 2017 plans of the Former Match Group (shares)		912,000
Balance at end of period (shares)	714,000
Weighted Average Grant Date Fair Value
Balance at beginning of period (USD per share)		$ 153.43
Granted (USD per share)	$ 0	0
Vested (USD per share)	22.56	167.32
Forfeited (USD per share)	23.84	0
Expired (USD per share)	23.35
Due to Separation (USD per share)		146.49
Adoption of the 2015 and 2017 plans of the Former Match Group (USD per share)		$ 21.11
Balance at end of period (USD per share)	$ 19.34